Goodwill and Intangible Assets, Net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,625	$ 1,625
Effect of foreign currency translation	114	70
Total goodwill	$ 1,739	$ 1,695